Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 02, 2016
Document And Entity Information
Entity Registrant Name	Blue Water Bar & Grill, Inc.
Entity Central Index Key	0001593470
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 17,759,500
Entity Common Stock, Shares Outstanding		108,009,530
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015